Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
Yield Optimized Bond ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Investment Companies
(a)
iShares 1-3 Year Treasury Bond ETF
(b)
.... 205,965 $ 16,847,937
iShares 1-5 Year Investment Grade Corporate
Bond ETF ...................... 576,451 29,203,008
iShares 5-10 Year Investment Grade Corporate
Bond ETF ...................... 48,254 2,493,767
iShares Floating Rate Bond ETF ........ 189,860 9,618,308
iShares iBoxx $ High Yield Corporate Bond
ETF
(b)
........................ 255,550 19,506,132
iShares J.P. Morgan USD Emerging Markets
Bond ETF ...................... 113,056 9,938,753
iShares MBS ETF .................. 102,510 9,828,659
Total Long-Term Investments — 99.9%
(Cost: $103,665,350) ............................. 97,436,564
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 28.7%
(a)(c)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(d)
............ 27,925,004 $ 27,941,759
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 101,439 101,439
Total Short-Term Securities — 28.7%
(Cost: $28,039,828) .............................. 28,043,198
Total Investments — 128.6%
(Cost: $131,705,178 ) ............................. 125,479,762
Liabilities in Excess of Other Assets — (28.6)% ........... (27,919,976)
Net Assets — 100.0% ..............................
$ 97,559,786
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 15,998,291 $ 11,931,672
(a)
$ — $ 8,202 $ 3,594 $ 27,941,759 27,925,004 $ 36,317
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 111,276 — (9,837)
(a)
— — 101,439 101,439 3,181 —
iShares 1-3 Year Treasury Bond
ETF .................. 20,886,174 5,873,004 (10,142,681) (97,029) 328,469 16,847,937 205,965 110,803 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 23,558,612 6,714,780 (2,024,692) 17,309 936,999 29,203,008 576,451 183,738 4,580
iShares 5-10 Year Investment
Grade Corporate Bond ETF .. 1,893,283 572,366 (159,026) 3,224 183,920 2,493,767 48,254 19,192 —
iShares Floating Rate Bond ETF — 10,070,326 (500,429) 1,326 47,085 9,618,308 189,860 77,338 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 15,567,968 4,421,419 (1,262,155) 17,585 761,315 19,506,132 255,550 250,520 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 7,341,803 2,231,866 (636,670) 20,392 981,362 9,938,753 113,056 115,785 —
iShares MBS ETF .......... 8,466,303 2,405,409 (1,674,343) (154,713) 786,003 9,828,659 102,510 68,578 —
$ (183,704) $ 4,028,747 $ 125,479,762 $ 865,452 $ 4,580
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Yield Optimized Bond ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 97,436,564 $ — $ — $ 97,436,564
Short-Term Securities
Money Market Funds ...................................... 28,043,198 — — 28,043,198
$ 125,479,762 $ — $ — $ 125,479,762
Portfolio Abbreviation
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities